INCOME TAXES - INCOME TAXES NARRATIVE (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Contingency [Line Items]
Tax Cuts and Jobs Act of 2017, change in tax rate, income tax expense	$ 32,500
Amount of unrecognized tax benefits that if recognized would affect the effective tax rate	37,587	$ 37,587	$ 27,691
Net tax expense (benefit) for interest and penalties		(795)	75	$ (1,153)
Accrued net interest and penalties	4,966	4,966	3,716
Expected reduction in the liability for unrecognized tax benefits within the next 12 months	8,089	8,089
Undistributed earnings of foreign subsidiaries	$ 370,027	370,027
Investment tax credits and related tax depreciation benefits		74,600	52,342
Write-down of equity investments in partnerships qualifying for historic tax credits		66,209	43,482	$ 39,489
Other Income (Expense), Net | Partnerships Qualifying For Tax Credits
Income Tax Contingency [Line Items]
Write-down of equity investments in partnerships qualifying for historic tax credits		$ 66,209	$ 43,482